Shares of Common Stock Outstanding (Detail) - shares shares in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Capital Unit [Line Items]
Balance, beginning of year	8,239	8,328	8,381
Issued	83	86	105
Repurchased	(295)	(175)	(158)
Balance, end of year	8,027	8,239	8,328